Consolidated Statements of Changes in Equity	Share capital MYR (RM)	Share capital USD ($)	Capital reserve MYR (RM)	Capital reserve USD ($)	Fair value reserve MYR (RM)	Fair value reserve USD ($)	Translation reserve MYR (RM)	Translation reserve USD ($)	(Accumulated losses)/Retained earnings MYR (RM)	(Accumulated losses)/Retained earnings USD ($)	Total MYR (RM)	Total USD ($)	Non-controlling interests MYR (RM)	Non-controlling interests USD ($)	MYR (RM)	USD ($)
Balance (in Dollars)	RM 220,000		RM 6,532,560		RM 27,822,892				RM (14,840,950)		RM 19,734,502		RM (371,259)		RM 19,363,243
Balance at Dec. 31, 2021	220,000		6,532,560		27,822,892				(14,840,950)		19,734,502		(371,259)		19,363,243
Profit for the year									21,585,041		21,585,041		(1,270,065)		20,314,976
Fair value gain (loss) on financial assets, at fair value through other comprehensive income					(21,402,132)						(21,402,132)				(21,402,132)
Dividends paid									(6,909,000)		(6,909,000)				(6,909,000)
Total comprehensive income for the year					(21,402,132)				14,676,041		(6,726,091)		(1,270,065)		(7,996,156)
Issuance of share capital	12,907,427										12,907,427				12,907,427
Balance at Dec. 31, 2022	13,127,427		6,532,560		6,420,760				(164,909)		25,915,838		(1,641,324)		24,274,514
Balance (in Dollars)	13,127,427		6,532,560		6,420,760				(164,909)		25,915,838		(1,641,324)		24,274,514
Profit for the year									35,666,176		35,666,176		(2,451,036)		33,215,140
Fair value gain (loss) on financial assets, at fair value through other comprehensive income					2,378,581						2,378,581				2,378,581
Transfer upon disposal of equity instruments					(7,122,461)				7,122,461
Exchange differences on translating foreign operations							2,696,335				2,696,335				2,696,335
Dividends paid									(476,411)		(476,411)				(476,411)
Total comprehensive income for the year					(4,743,880)		2,696,335		42,312,226		40,264,681		(2,451,036)		37,813,645
Issuance of share capital	30,881,704										30,881,704				30,881,704
Balance at Dec. 31, 2023	44,009,131		6,532,560		1,676,880		2,696,335		42,147,317		97,062,223		(4,092,360)		92,969,863
Balance (in Dollars)	44,009,131		6,532,560		1,676,880		2,696,335		42,147,317		97,062,223		(4,092,360)		92,969,863
Profit for the year									35,200,839		35,200,839		(1,329,391)		33,871,448	$ 7,576,827
Fair value gain (loss) on financial assets, at fair value through other comprehensive income					(45,581,548)						(45,581,548)				(45,581,548)
Exchange differences on translating foreign operations							(7,084,186)				(7,084,186)				(7,084,186)
Transfer upon disposal of equity investments, fair value through other comprehensive income					41,756,210				(41,756,210)
Total comprehensive income for the year					(3,825,338)		(7,084,186)		(6,555,371)		(17,464,895)		(1,329,391)		(18,794,286)
Disposal of controlling interest in subsidiaries									8,793,466		8,793,466		5,416,140		14,209,606
Issuance of share capital	297,507,862										297,507,862				297,507,862
Balance at Dec. 31, 2024	341,516,993	$ 76,395,175	6,532,560	$ 1,461,292	(2,148,458)	$ (480,596)	(4,387,851)	$ (981,534)	44,385,412	$ 9,928,734	385,898,656	$ 86,323,071	(5,611)	$ (1,255)	385,893,045	86,321,816
Balance (in Dollars)	RM 341,516,993	$ 76,395,175	RM 6,532,560	$ 1,461,292	RM (2,148,458)	$ (480,596)	RM (4,387,851)	$ (981,534)	RM 44,385,412	$ 9,928,734	RM 385,898,656	$ 86,323,071	RM (5,611)	$ (1,255)	RM 385,893,045	$ 86,321,816